Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity (Tables) [Line Items]
Schedule of Equity-Classified Warrants Outstanding	As of September 30, 2023, the Company had the following equity-classified warrants outstanding (share amounts in thousands):
Warrant Type	Number of Shares	Exercise Price	Expiration
Balance as of December 31, 2022	32
Warrants expired	(1)	$1,880.00	January 2023
Balance as of March 31, 2023	31
Pre-funded warrants issued	87	$0.40	—
Pre-funded warrants exercised	(53)	$0.40	—
Balance as of June 30, 2023	65
Pre-funded warrants exercised	(62)	$0.40	—
Balance as of September 30, 2023	3
As of December 31, 2022, the Company had the following equity-classified warrants outstanding (share amounts in thousands):
Warrant Type	Number of Shares	Exercise Price	Expiration
Common stock	—	$1,880.00	January 2023
Common stock	3	$96.00	October 2023
Common stock	29	$0.40	—
Warrant Type	Number of Shares	Exercise Price	Expiration
Common stock	—	$1,880.00	January 2023
Common stock	3	$96.00	October 2023

Schedule of Liability-Classified Warrants Outstanding	As of December 31, 2022, the Company had the following liability-classified warrants outstanding (share amounts in thousands):
	Number of warrants
	on common shares	Amount
Balance as of December 31, 2021	—	$—
Recognition of warrant liabilities	92	3,674
Change in fair value of warrants	—	(1,595)
Balance as of December 31, 2022	92	$2,079

Warrant [Member]
Equity (Tables) [Line Items]
Schedule of Equity-Classified Warrants Outstanding	As of December 31, 2022, the Company had the following equity-classified warrants outstanding (share amounts in thousands):
Warrant Type	Number of Shares	Exercise Price	Expiration
Common stock	-	$1,880.00	January 2023
Common stock	3	$96.00	October 2023
Common stock	29	$0.40	—
	32